SCHEDULE OF INVESTMENTS (Unaudited)

April, 30, 2025

Diversified Equity Fund

Description	Shares	Market Value ($ Thousands)
EXCHANGE TRADED FUND — 111.2%

EQUITY — 111.2%
SPDR S&P 500 ETF Trust (1)	180	$100

Total Exchange Traded Fund
(Cost $75) ($ Thousands)		100

FOREIGN COMMON STOCK — 1.0%

Switzerland — 1.0%
Industrials — 1.0%
SGS	9	1

Total Foreign Common Stock
(Cost $1) ($ Thousands)		1
Total Investments in Securities — 112.2%
(Cost $76) ($ Thousands)		$101

Percentages are based on Net Assets of $90 ($ Thousands).
(1)	Represents greater than 10% of the Fund’s total investments. For further financial information, please go to the Securities Exchange Commission's website at https://www.sec.gov.

ETF — Exchange Traded Fund
S&P— Standard & Poor's
SPDR — Standard & Poor's Depository Receipt

Adviser Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

April 30, 2025

Enhanced Fixed Income Fund

Description	Shares	Market Value ($ Thousands)
EXCHANGE TRADED FUNDS — 99.7%
INTERNATIONAL — 49.9%
SPDR Bloomberg Emerging Markets USD Bond ETF (1)	1,970	$48
FIXED INCOME — 49.8%
SPDR Portfolio High Yield Bond ETF (1)	2,034	47

Total Exchange Traded Funds
(Cost $91) ($ Thousands)		95
Total Investments in Securities — 99.7%
(Cost $91) ($ Thousands)		$95

Percentages are based on Net Assets of $95 ($ Thousands).
(1)	Represents greater than 10% of the Fund’s total investments. For further financial information, please go to the Securities Exchange Commission's website at https://www.sec.gov.

ETF — Exchange Traded Fund
SPDR — Standard & Poor's Depository Receipt
USD — U.S. Dollar

Adviser Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

April 30, 2025

Core Fixed Income Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)
U.S. TREASURY OBLIGATIONS — 44.8%
U.S. Treasury Bonds
4.750%, 11/15/2043	$4,500	$4,546
4.750%, 02/15/2045	1,600	1,611
4.750%, 11/15/2053	3,450	3,469
4.625%, 11/15/2044	200	198
4.625%, 02/15/2055	500	496
4.500%, 11/15/2054	600	581
4.375%, 05/15/2041	300	293
4.375%, 08/15/2043	2,100	2,025
4.250%, 02/15/2054	500	463
4.250%, 08/15/2054	400	371
3.625%, 05/15/2053	100	83
3.000%, 08/15/2052	500	366
2.875%, 05/15/2049	200	145
2.875%, 05/15/2052	200	142
2.375%, 05/15/2051	200	128
2.250%, 05/15/2041	500	366
2.250%, 02/15/2052	500	309
1.875%, 02/15/2051	300	170
1.875%, 11/15/2051	200	113
1.375%, 11/15/2040	200	128
1.375%, 08/15/2050	300	150
U.S. Treasury Notes
4.625%, 06/30/2026	1,700	1,715
4.625%, 06/15/2027	500	510
4.625%, 04/30/2029	400	414
4.625%, 04/30/2031	500	521
4.625%, 05/31/2031	500	521
4.625%, 02/15/2035	1,700	1,764
4.500%, 05/15/2027	300	305
4.500%, 11/15/2033	1,800	1,855
4.375%, 07/31/2026	1,000	1,007
4.375%, 12/15/2026	5,000	5,053
4.375%, 07/15/2027	500	508
4.375%, 11/30/2028	500	512
4.375%, 12/31/2029	500	514
4.375%, 01/31/2032	1,000	1,027
4.375%, 05/15/2034	800	815
4.250%, 12/31/2026	500	505
4.250%, 02/28/2029	650	664
4.250%, 01/31/2030	500	512
4.250%, 02/28/2031	300	306
4.250%, 06/30/2031	1,000	1,021
4.250%, 11/15/2034	300	302
4.125%, 10/31/2026	500	503
4.125%, 01/31/2027	1,500	1,512
4.125%, 07/31/2028	500	508
4.125%, 03/31/2029	400	407
4.125%, 11/30/2029	500	509
4.125%, 02/29/2032	500	506
4.000%, 01/15/2027	6,000	6,033
4.000%, 12/15/2027	500	505
4.000%, 01/31/2029	5,500	5,567

Description	Face Amount (Thousands)	Market Value ($ Thousands)
U.S. TREASURY OBLIGATIONS (continued)
4.000%, 07/31/2029	$500	$506
4.000%, 03/31/2030	2,000	2,025
4.000%, 01/31/2031	4,950	4,995
3.875%, 03/31/2027	1,300	1,306
3.875%, 10/15/2027	500	503
3.875%, 03/15/2028	400	403
3.875%, 08/15/2033	200	197
3.875%, 08/15/2034	600	588
3.750%, 08/31/2026	500	500
3.750%, 08/15/2027	500	502
3.750%, 04/15/2028	3,000	3,014
3.750%, 12/31/2028	3,500	3,513
3.750%, 12/31/2030	3,250	3,239
3.750%, 08/31/2031	400	397
3.625%, 08/31/2029	500	499
3.625%, 03/31/2030	200	199
3.625%, 09/30/2031	500	492
3.500%, 09/30/2026	500	498
3.500%, 02/15/2033	300	290
3.375%, 09/15/2027	500	498
2.875%, 05/15/2028	250	245

Total U.S. Treasury Obligations
(Cost $76,880) ($ Thousands)		76,963

MORTGAGE-BACKED SECURITIES — 26.1%
Agency Mortgage-Backed Obligations — 25.4%
FHLMC
6.500%, 02/01/2054	320	331
6.000%, 11/01/2053 to 08/01/2054	1,457	1,480
5.500%, 03/01/2054 to 11/01/2054	1,036	1,034
5.000%, 12/01/2053 to 01/01/2055	734	720
4.500%, 10/01/2052 to 11/01/2052	2,100	2,013
4.000%, 11/01/2052	702	656
3.500%, 07/01/2038 to 09/01/2052	2,242	2,068
3.000%, 04/01/2052	1,707	1,483
2.500%, 12/01/2050	459	385
2.000%, 09/01/2041 to 09/01/2051	2,770	2,255
FHLMC Multifamily Structured Pass Through Certificates, Ser K528, Cl A2
4.508%, 07/25/2029	51	52
FHLMC Multifamily Structured Pass-Through Certificates, Ser 158, Cl A2
4.050%, 07/25/2033	350	340
FHLMC Multifamily Structured Pass-Through Certificates, Ser K508, Cl A2
4.740%, 08/25/2028(A)	500	510
FHLMC Multifamily Structured Pass-Through Certificates, Ser K511, Cl A2
4.860%, 10/25/2028	400	410
FHLMC TBA
5.000%, 05/01/2040	400	392

Adviser Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

April 30, 2025

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FNMA
6.500%, 11/01/2053	$645	$665
6.000%, 09/01/2054	486	493
5.500%, 07/01/2053 to 02/01/2055	1,252	1,251
5.000%, 10/01/2053	1,104	1,082
4.000%, 08/01/2052	662	618
3.500%, 01/01/2048	513	470
3.000%, 07/01/2037 to 06/01/2052	1,634	1,455
2.500%, 03/01/2037 to 06/01/2052	5,042	4,247
2.000%, 06/01/2036 to 03/01/2052	7,123	5,783
1.500%, 05/01/2037	932	823
GNMA
6.500%, 01/20/2054 to 08/20/2054	271	277
6.000%, 05/20/2053	585	596
5.500%, 05/20/2054 to 09/20/2054	1,013	1,014
5.000%, 01/20/2053 to 01/20/2055	857	842
4.500%, 10/20/2052	894	861
4.000%, 10/20/2052	589	550
3.500%, 06/20/2052	1,119	1,019
3.000%, 09/20/2051	1,416	1,255
2.500%, 08/20/2051 to 04/20/2052	1,762	1,502
2.000%, 12/20/2050 to 03/20/2052	1,889	1,541
GNMA TBA
6.000%, 06/01/2036	200	202
UMBS TBA
7.000%, 05/15/2055	250	262
6.000%, 05/01/2032	500	507
3.500%, 05/15/2055	500	451
2.500%, 05/15/2055	1,600	1,330
2.000%, 05/15/2040	500	454

		43,679
Non-Agency Mortgage-Backed Obligations — 0.7%
BANK, Ser 2019-BN21, Cl A5
2.851%, 10/17/2052	275	253
BBCMS Mortgage Trust, Ser 2024-C24, Cl A5
5.419%, 02/15/2057	150	154
Benchmark Mortgage Trust, Ser 2020-B19, Cl A5
1.850%, 09/15/2053	350	301
BMO Mortgage Trust, Ser C8, Cl A5
5.598%, 03/15/2057(A)	135	140
Wells Fargo Commercial Mortgage Trust, Ser 2022-C62, Cl A4
4.000%, 04/15/2055(A)	350	330

		1,178
Total Mortgage-Backed Securities
(Cost $44,773) ($ Thousands)		44,857

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS — 25.0%
Communication Services — 1.7%
Alphabet
4.500%, 05/15/2035	$100	$99
AT&T
5.400%, 02/15/2034	250	255
3.650%, 06/01/2051	375	263
Charter Communications Operating
6.150%, 11/10/2026	250	255
5.250%, 04/01/2053	200	158
Comcast
5.350%, 05/15/2053	150	137
4.550%, 01/15/2029	250	253
Meta Platforms
5.400%, 08/15/2054	120	116
4.750%, 08/15/2034	25	25
4.300%, 08/15/2029	30	30
T-Mobile USA
5.125%, 05/15/2032	150	151
4.850%, 01/15/2029	250	253
Verizon Communications
3.400%, 03/22/2041	350	267
2.100%, 03/22/2028	250	236
Walt Disney
7.750%, 12/01/2045	200	250
Warnermedia Holdings
5.050%, 03/15/2042	250	188

		2,936

Consumer Discretionary — 1.5%
Amazon.com
3.300%, 04/13/2027	250	247
2.875%, 05/12/2041	150	111
American Honda Finance
4.450%, 10/22/2027	100	100
American Honda Finance MTN
5.050%, 07/10/2031	100	102
4.900%, 07/09/2027	30	30
AutoZone
5.125%, 06/15/2030	100	102
Council of Europe Development Bank
4.500%, 01/15/2030	80	82
Ford Motor Credit
6.050%, 03/05/2031	250	244
General Motors Financial
5.400%, 05/08/2027	100	101
Home Depot
4.950%, 09/30/2026	250	253
3.300%, 04/15/2040	150	118
Las Vegas Sands
3.500%, 08/18/2026	200	196
Lowe's
2.800%, 09/15/2041	150	102

Adviser Managed Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Marriott International
5.300%, 05/15/2034	$100	$99
McDonald's
5.450%, 08/14/2053	150	143
President and Fellows of Harvard College
4.887%, 03/15/2030	100	103
Starbucks
5.000%, 02/15/2034	100	99
4.850%, 02/08/2027	100	101
Toyota Motor Credit MTN
4.800%, 01/05/2034	200	199

		2,532

Consumer Staples — 1.6%
Altria Group
4.875%, 02/04/2028	100	101
Anheuser-Busch InBev Worldwide
3.500%, 06/01/2030	250	240
BAT Capital
7.079%, 08/02/2043	300	322
Campbell Soup
4.750%, 03/23/2035	40	38
Coca-Cola
2.875%, 05/05/2041	100	74
Constellation Brands
4.800%, 01/15/2029	250	252
General Mills
4.700%, 01/30/2027	250	251
JBS USA Holding Lux Sarl
6.500%, 12/01/2052	250	257
Keurig Dr Pepper
4.600%, 05/15/2030	100	100
Kraft Heinz Foods
5.200%, 03/15/2032	100	102
Kroger
5.000%, 09/15/2034	125	123
PepsiCo
5.250%, 07/17/2054	100	96
4.500%, 07/17/2029	100	102
Pepsico Singapore Financing I Pte
4.550%, 02/16/2029	150	152
Philip Morris International
5.125%, 02/15/2030	250	256
Procter & Gamble
4.350%, 01/29/2029	150	153
Walmart
4.500%, 04/15/2053	200	174

		2,793

Energy — 1.6%
BP Capital Markets America
4.989%, 04/10/2034	250	246

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Canadian Natural Resources
2.950%, 07/15/2030	$75	$68
ConocoPhillips
5.000%, 01/15/2035	100	98
Diamondback Energy
5.400%, 04/18/2034	100	98
Enbridge
6.700%, 11/15/2053	250	263
Energy Transfer
5.950%, 05/15/2054	250	227
Enterprise Products Operating
4.950%, 02/15/2035	100	98
4.850%, 01/31/2034	200	196
Exxon Mobil
4.227%, 03/19/2040	200	177
Kinder Morgan
5.000%, 02/01/2029	200	202
MPLX
5.500%, 06/01/2034	85	84
Occidental Petroleum
5.550%, 10/01/2034	100	93
ONEOK
6.625%, 09/01/2053	250	249
Phillips 66
5.300%, 06/30/2033	125	124
Shell Finance US
4.125%, 05/11/2035	100	93
3.250%, 04/06/2050	250	168
Williams
4.900%, 03/15/2029	250	253

		2,737

Financials — 8.5%
Ally Financial
5.543%, SOFRINDX + 1.730%, 01/17/2031 (A)	55	54
American Express
5.284%, SOFRRATE + 1.420%, 07/26/2035 (A)	200	199
Aon North America
5.150%, 03/01/2029	100	102
Ares Capital
5.875%, 03/01/2029	200	201
Arthur J Gallagher
5.150%, 02/15/2035	75	74
Asian Development Bank MTN
4.500%, 08/25/2028	200	205
4.125%, 01/12/2027	250	252
Banco Santander
6.527%, H15T1Y + 1.650%, 11/07/2027 (A)	200	206

Adviser Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

April 30, 2025

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Bank of America
5.744%, SOFRRATE + 1.697%, 02/12/2036 (A)	$270	$269
5.288%, SOFRRATE + 1.910%, 04/25/2034 (A)	200	201
5.202%, SOFRRATE + 1.630%, 04/25/2029 (A)	250	255
Bank of America MTN
2.676%, SOFRRATE + 1.930%, 06/19/2041 (A)	150	106
Bank of New York Mellon MTN
4.890%, SOFRRATE + 0.840%, 07/21/2028 (A)	100	101
Bank of Nova Scotia
4.932%, SOFRRATE + 0.890%, 02/14/2029 (A)	200	202
Barclays
6.224%, SOFRRATE + 2.980%, 05/09/2034 (A)	250	261
Berkshire Hathaway Finance
2.875%, 03/15/2032	100	92
Blackstone Private Credit Fund
6.000%, 11/22/2034 (B)	50	48
Canadian Imperial Bank of Commerce
5.260%, 04/08/2029	65	67
Capital One Financial
7.624%, SOFRRATE + 3.070%, 10/30/2031 (A)	250	278
Charles Schwab
5.853%, SOFRRATE + 2.500%, 05/19/2034 (A)	200	209
Chubb INA Holdings MTN
5.000%, 03/15/2034	65	65
Citibank
5.488%, 12/04/2026	250	255
Citigroup
6.174%, SOFRRATE + 2.661%, 05/25/2034 (A)	100	103
5.592%, H15T5Y + 1.280%, 11/19/2034 (A)	200	201
2.904%, SOFRRATE + 1.379%, 11/03/2042 (A)	100	69
Deutsche Bank NY
6.819%, SOFRRATE + 2.510%, 11/20/2029 (A)	200	213
5.706%, SOFRRATE + 1.594%, 02/08/2028 (A)	150	152
European Investment Bank
4.000%, 02/15/2029	250	253
3.750%, 02/14/2033	200	196
Fiserv
5.150%, 08/12/2034	100	98

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Goldman Sachs Bank USA NY
5.414%, SOFRRATE + 0.750%, 05/21/2027 (A)	$65	$66
Goldman Sachs Group
6.561%, SOFRRATE + 1.950%, 10/24/2034 (A)	100	109
6.484%, SOFRRATE + 1.770%, 10/24/2029 (A)	250	265
5.561%, SOFRRATE + 1.580%, 11/19/2045 (A)	50	48
5.536%, SOFRRATE + 1.380%, 01/28/2036 (A)	25	25
5.016%, SOFRRATE + 1.420%, 10/23/2035 (A)	80	78
3.436%, SOFRRATE + 1.632%, 02/24/2043 (A)	150	112
HSBC Holdings
6.547%, SOFRRATE + 2.980%, 06/20/2034 (A)	200	209
5.887%, SOFRRATE + 1.570%, 08/14/2027 (A)	250	254
5.546%, SOFRRATE + 1.460%, 03/04/2030 (A)	50	51
Inter-American Development Bank
4.375%, 07/17/2034	100	101
Inter-American Development Bank MTN
4.500%, 05/15/2026	250	252
Intercontinental Exchange
5.250%, 06/15/2031	30	31
International Bank for Reconstruction & Development
4.750%, 11/14/2033	100	104
4.625%, 01/15/2032	80	83
4.000%, 01/10/2031	200	201
3.500%, 07/12/2028	250	249
International Finance MTN
4.250%, 07/02/2029	160	163
JPMorgan Chase
5.534%, SOFRRATE + 1.550%, 11/29/2045 (A)	35	34
5.502%, SOFRRATE + 1.315%, 01/24/2036 (A)	35	36
5.336%, SOFRRATE + 1.620%, 01/23/2035 (A)	100	101
5.040%, SOFRRATE + 1.190%, 01/23/2028 (A)	250	252
5.012%, SOFRRATE + 1.310%, 01/23/2030 (A)	250	254
4.979%, SOFRRATE + 0.930%, 07/22/2028 (A)	100	101
4.603%, SOFRRATE + 1.040%, 10/22/2030 (A)	75	75
3.109%, TSFR3M + 2.460%, 04/22/2041 (A)	150	114

Adviser Managed Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
KeyCorp
6.401%, SOFRINDX + 2.420%, 03/06/2035 (A)	$100	$105
Korea Development Bank
4.500%, 02/15/2029	200	202
Kreditanstalt fuer Wiederaufbau
4.125%, 07/15/2033	150	149
4.000%, 03/15/2029	250	253
Lloyds Banking Group
5.462%, H15T1Y + 1.375%, 01/05/2028 (A)	200	203
Marsh & McLennan
5.700%, 09/15/2053	250	248
Mastercard
4.875%, 05/09/2034	100	100
MetLife
5.375%, 07/15/2033	250	258
Mitsubishi UFJ Financial Group
5.441%, H15T1Y + 1.630%, 02/22/2034 (A)	200	204
5.422%, H15T1Y + 1.380%, 02/22/2029 (A)	200	205
Mizuho Financial Group
5.778%, H15T1Y + 1.650%, 07/06/2029 (A)	200	207
Morgan Stanley
5.173%, SOFRRATE + 1.450%, 01/16/2030 (A)	250	255
5.042%, SOFRRATE + 1.215%, 07/19/2030 (A)	100	101
4.654%, SOFRRATE + 1.100%, 10/18/2030 (A)	200	199
3.217%, SOFRRATE + 1.485%, 04/22/2042 (A)	150	111
Morgan Stanley MTN MTN
5.942%, H15T5Y + 1.800%, 02/07/2039 (A)	100	101
Nasdaq
5.950%, 08/15/2053	100	101
NatWest Group
4.964%, H15T1Y + 1.220%, 08/15/2030 (A)	200	201
Nomura Holdings
6.070%, 07/12/2028	200	208
Oesterreichische Kontrollbank
5.000%, 10/23/2026	200	203
PNC Financial Services Group
6.615%, SOFRINDX + 1.730%, 10/20/2027 (A)	250	257
Prudential Financial
5.200%, 03/14/2035	45	45
Royal Bank of Canada MTN
4.875%, 01/19/2027	200	202

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
S&P Global
3.900%, 03/01/2062	$150	$110
Santander UK Group Holdings
5.694%, SOFRINDX + 1.524%, 04/15/2031 (A)	100	102
Sumitomo Mitsui Financial Group
5.836%, 07/09/2044	100	100
3.050%, 01/14/2042	200	147
Toronto-Dominion Bank MTN
5.523%, 07/17/2028	200	207
Truist Financial MTN
6.047%, SOFRRATE + 2.050%, 06/08/2027 (A)	200	203
5.153%, SOFRRATE + 1.571%, 08/05/2032 (A)	100	101
US Bancorp
5.775%, SOFRRATE + 2.020%, 06/12/2029 (A)	250	259
Wells Fargo
5.244%, SOFRRATE + 1.110%, 01/24/2031 (A)	185	189
3.068%, SOFRRATE + 2.530%, 04/30/2041 (A)	150	110
Wells Fargo MTN
5.198%, SOFRRATE + 1.500%, 01/23/2030 (A)	250	255
4.611%, SOFRRATE + 2.130%, 04/25/2053 (A)	100	83
Westpac Banking
5.535%, 11/17/2028	250	262

		14,601

Health Care — 2.6%
AbbVie
5.050%, 03/15/2034	50	50
4.050%, 11/21/2039	250	217
Amgen
5.600%, 03/02/2043	100	97
5.150%, 03/02/2028	250	256
Astrazeneca Finance
5.000%, 02/26/2034	35	35
4.850%, 02/26/2029	65	67
Becton Dickinson
5.110%, 02/08/2034	100	100
Bristol-Myers Squibb
6.400%, 11/15/2063	125	133
5.200%, 02/22/2034	20	20
3.550%, 03/15/2042	250	195
Cardinal Health
5.350%, 11/15/2034	50	50
Centene
2.500%, 03/01/2031	125	106

Adviser Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

April 30, 2025

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Cigna Group
5.600%, 02/15/2054	$20	$19
5.250%, 02/15/2034	50	50
5.000%, 05/15/2029	150	153
CVS Health
5.625%, 02/21/2053	100	91
5.300%, 06/01/2033	250	248
Elevance Health
5.125%, 02/15/2053	200	176
Eli Lilly
5.100%, 02/12/2035	100	102
4.950%, 02/27/2063	100	90
Gilead Sciences
5.100%, 06/15/2035	35	35
2.600%, 10/01/2040	100	71
HCA
4.375%, 03/15/2042	250	203
3.625%, 03/15/2032	250	227
Humana
6.000%, 05/01/2055	100	95
Johnson & Johnson
4.900%, 06/01/2031	65	68
2.100%, 09/01/2040	100	68
Merck
2.350%, 06/24/2040	250	174
Novartis Capital
3.800%, 09/18/2029	45	45
Pfizer Investment Enterprises Pte
5.300%, 05/19/2053	150	139
4.450%, 05/19/2026	250	250
Solventum
5.600%, 03/23/2034	100	101
Stryker
4.700%, 02/10/2028	30	30
Takeda Pharmaceutical
5.300%, 07/05/2034	100	101
Thermo Fisher Scientific
2.000%, 10/15/2031	100	86
UnitedHealth Group
5.050%, 04/15/2053	200	177
4.500%, 04/15/2033	200	193
4.250%, 01/15/2029	200	200

		4,518

Industrials — 2.0%
3M
4.800%, 03/15/2030	100	101
AerCap Ireland Capital DAC
5.300%, 01/19/2034	150	148
Boeing
5.705%, 05/01/2040	300	291
Burlington Northern Santa Fe
5.500%, 03/15/2055	105	103

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Canadian National Railway
4.375%, 09/18/2034	$20	$19
Canadian Pacific Railway
4.800%, 03/30/2030	65	66
Carrier Global
3.377%, 04/05/2040	300	234
Caterpillar Financial Services
4.500%, 01/08/2027	250	252
CSX
4.900%, 03/15/2055	65	58
Delta Air Lines
3.750%, 10/28/2029	100	93
Honeywell International
5.250%, 03/01/2054	100	94
John Deere Capital
4.500%, 01/08/2027	250	252
4.500%, 01/16/2029	250	253
Leidos
5.400%, 03/15/2032	15	15
Lockheed Martin
5.200%, 02/15/2064	100	91
MasTec
5.900%, 06/15/2029	50	51
PACCAR Financial
4.450%, 08/06/2027	100	101
Regal Rexnord
6.050%, 04/15/2028	250	257
RTX
6.400%, 03/15/2054	250	268
Union Pacific
4.950%, 05/15/2053	200	181
United Airlines Pass Through Trust, Ser 2023-1, Cl A
5.800%, 01/15/2036	191	190
United Parcel Service
5.050%, 03/03/2053	200	179
Waste Management
4.650%, 03/15/2030	100	102

		3,399

Information Technology — 2.0%
Apple
4.300%, 05/10/2033	200	200
4.000%, 05/10/2028	250	252
2.375%, 02/08/2041	150	104
Broadcom
5.050%, 07/12/2029	100	102
4.150%, 04/15/2032 (B)	200	190
3.500%, 02/15/2041 (B)	250	194
Cisco Systems
5.300%, 02/26/2054	100	95
Dell International
5.300%, 04/01/2032	100	100

Adviser Managed Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Hewlett Packard Enterprise
4.550%, 10/15/2029	$100	$99
Intel
5.625%, 02/10/2043	100	92
5.125%, 02/10/2030	250	253
International Business Machines
5.100%, 02/06/2053	200	180
4.500%, 02/06/2028	250	253
Micron Technology
5.300%, 01/15/2031	250	251
Microsoft
4.100%, 02/06/2037	100	95
2.921%, 03/17/2052	200	133
Oracle
4.700%, 09/27/2034	50	48
4.500%, 05/06/2028	250	251
3.600%, 04/01/2040	250	195
QUALCOMM
4.650%, 05/20/2035	100	98
Texas Instruments
5.050%, 05/18/2063	150	134
Visa
4.150%, 12/14/2035	125	119

		3,438

Materials — 0.5%
BHP Billiton Finance USA
5.250%, 09/08/2033	150	152
Dow Chemical
5.350%, 03/15/2035	100	97
LYB International Finance III
4.200%, 05/01/2050	75	54
Newmont
5.750%, 11/15/2041	250	249
Nutrien
5.200%, 06/21/2027	100	101
Rio Tinto Finance USA
5.125%, 03/09/2053	150	136
Smurfit Kappa Treasury ULC
5.777%, 04/03/2054 (B)	75	72

		861

Real Estate — 0.7%
Alexandria Real Estate Equities
5.625%, 05/15/2054	100	92
5.250%, 05/15/2036	45	43
American Tower
5.450%, 02/15/2034	100	102
5.200%, 02/15/2029	100	102
Crown Castle
4.900%, 09/01/2029	100	100
Equinix Europe 2 Financing
5.500%, 06/15/2034	55	56

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Host Hotels & Resorts
5.500%, 04/15/2035	$100	$97
Prologis
5.250%, 06/15/2053	100	93
Realty Income
4.750%, 02/15/2029	250	252
Simon Property Group
4.750%, 09/26/2034	40	38
Sun Communities Operating
5.500%, 01/15/2029	250	257

		1,232

Utilities — 2.3%
AEP Transmission
5.400%, 03/15/2053	150	141
CenterPoint Energy Resources
5.400%, 07/01/2034	50	51
Consolidated Edison of New York
3.950%, 04/01/2050	150	115
Consumers Energy
4.700%, 01/15/2030	60	61
DTE Electric
4.850%, 12/01/2026	50	51
Duke Energy
4.850%, 01/05/2027	200	202
Duke Energy Carolinas
5.400%, 01/15/2054	150	143
4.850%, 01/15/2034	200	198
Entergy Louisiana
5.150%, 09/15/2034	125	125
Eversource Energy
5.450%, 03/01/2028	250	256
Exelon
5.150%, 03/15/2028	250	255
Georgia Power
4.950%, 05/17/2033	250	249
National Rural Utilities Cooperative Finance
4.750%, 02/07/2028	15	15
4.120%, 09/16/2027	60	60
NextEra Energy Capital Holdings
5.250%, 02/28/2053	150	134
4.900%, 02/28/2028	250	254
NiSource
5.350%, 04/01/2034	100	101
Oncor Electric Delivery
5.800%, 04/01/2055 (B)	125	123
Pacific Gas and Electric
6.750%, 01/15/2053	150	151
6.400%, 06/15/2033	150	155
PacifiCorp
5.800%, 01/15/2055	225	214
Public Service Electric and Gas
5.300%, 08/01/2054	100	95

Adviser Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

April 30, 2025

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Public Service of Colorado
5.350%, 05/15/2034	$100	$101
San Diego Gas & Electric
5.350%, 04/01/2053	100	92
Southern California Edison
5.875%, 12/01/2053	150	138
Union Electric
5.250%, 01/15/2054	150	138
Virginia Electric and Power
5.350%, 01/15/2054	150	137
5.150%, 03/15/2035	100	99

		3,854

Total Corporate Obligations
(Cost $43,355) ($ Thousands)		42,901

SOVEREIGN DEBT — 1.8%

Canada Government International Bond
3.750%, 04/26/2028	250	251
Chile Government International Bond
4.850%, 01/22/2029	200	203
Export Development Canada
4.125%, 02/13/2029	90	91
Indonesia Government International Bond
5.100%, 02/10/2054	200	182
Japan Bank for International Cooperation
4.375%, 01/24/2031	200	203
Japan International Cooperation Agency
4.750%, 05/21/2029	200	206
Mexico Government International Bond
6.400%, 05/07/2054	200	177
6.000%, 05/07/2036	200	190
Panama Government International Bond
6.853%, 03/28/2054	200	172
Peruvian Government International Bond
5.875%, 08/08/2054	100	95
3.300%, 03/11/2041	200	145
Philippine Government International Bond
5.000%, 07/17/2033	200	200
Province of Alberta Canada
4.500%, 01/24/2034	250	249
Province of Ontario Canada
4.200%, 01/18/2029	250	253
Province of Quebec Canada
4.500%, 09/08/2033	250	250
3.625%, 04/13/2028	200	199

Description	Face Amount (Thousands)	Market Value ($ Thousands)
SOVEREIGN DEBT (continued)
Republic of Poland Government International Bond
5.125%, 09/18/2034	$100	$99

Total Sovereign Debt
(Cost $3,207) ($ Thousands)		3,165

U.S. GOVERNMENT AGENCY OBLIGATIONS — 0.8%
FHLB
4.625%, 11/17/2026	250	254
4.000%, 03/10/2027	300	302
4.000%, 06/30/2028	250	253
FNMA
0.875%, 08/05/2030	550	471

Total U.S. Government Agency Obligations
(Cost $1,265) ($ Thousands)		1,280

ASSET-BACKED SECURITIES — 0.3%
Automotive — 0.2%

Honda Auto Receivables Owner Trust, Ser 2024-3, Cl A3
4.570%, 03/21/2029	152	153
Toyota Auto Receivables Owner Trust, Ser 2023-D, Cl A3
5.540%, 08/15/2028	150	152
		305

Credit Cards — 0.1%

Capital One Multi-Asset Execution Trust, Ser 2023-A1, Cl A
4.420%, 05/15/2028	150	150

Total Asset-Backed Securities
(Cost $453) ($ Thousands)		455

Total Investments in Securities — 98.8%
(Cost $169,933) ($ Thousands)		$169,621

Percentages are based on Net Assets of $171,764 ($ Thousands).
(A)

Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

(B)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On April 30, 2025, the value of these securities amounted to $627 ($ Thousands), representing 0.4% of the Net Assets of the Fund.

Adviser Managed Trust

Cl — Class
DAC — Designated Activity Company
FHLB — Federal Home Loan Bank
FHLMC — Federal Home Loan Mortgage Corporation
FNMA — Federal National Mortgage Association
GNMA — Government National Mortgage Association
H15T1Y — 1 Year US Treasury Yield Curve
H15T5Y — 5 Year US Treasury Yield Curve
MTN — Medium Term Note
Ser — Series
SOFRINDX — Secured Overnight Financing Index
SOFRRATE —Secured Overnight Financing Rate
S&P — Standard & Poor's
TBA — To Be Announced
TSFR3M — Term Secured Overnight Financing Rate 3 Month
UMBS — Uniform Mortgage Backed Securities

Adviser Managed Trust